UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: December 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE INTERNATIONAL SMALL CAP FUND

FORM N-Q

DECEMBER 31, 2014

CLEARBRIDGE INTERNATIONAL SMALL CAP FUND

Schedule of investments (unaudited)	December 31, 2014

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.2%
CONSUMER DISCRETIONARY - 22.4%
Auto Components - 2.3%
Calsonic Kansei Corp.	192,370	$1,067,887	(a)
Koito Manufacturing Co., Ltd.	33,677	1,027,137	(a)

Total Auto Components		2,095,024

Hotels, Restaurants & Leisure - 1.3%
eDreams ODIGEO SL	260,270	524,518	*(a)
REXLot Holdings Ltd.	7,722,515	613,589	(a)

Total Hotels, Restaurants & Leisure		1,138,107

Household Durables - 6.0%
Cyrela Brazil Realty SA	143,290	590,385	(a)
G.U.D Holdings Ltd.	191,620	1,123,058	(a)
Higashi Nihon House Co., Ltd.	126,440	550,709	(a)
Iida Group Holdings Co., Ltd.	87,875	1,067,242	(a)
Skyworth Digital Holdings Ltd.	1,135,460	614,930	(a)
TomTom NV	131,110	868,806	*(a)
West Holdings Corp.	61,560	515,463	(a)

Total Household Durables		5,330,593

Leisure Products - 1.2%
Beneteau	33,740	472,485	*(a)
Trigano SA	24,250	652,083	(a)

Total Leisure Products		1,124,568

Media - 2.2%
Avex Group Holdings Inc.	45,926	752,563	(a)
KT Skylife Co., Ltd.	39,754	659,230	(a)
Technicolor SA	94,640	530,787	*(a)

Total Media		1,942,580

Specialty Retail - 4.6%
Arc Land Sakamoto Co., Ltd.	32,806	630,218	(a)
Hard Off Corp. Co., Ltd.	64,300	492,528	(a)
Laura Ashley Holdings PLC	912,140	420,287	(a)
Mekonomen AB	36,400	949,304	(a)
Tom Tailor Holding AG	77,510	1,114,392	*(a)
Yellow Hat Ltd.	24,584	502,260	(a)

Total Specialty Retail		4,108,989

Textiles, Apparel & Luxury Goods - 4.8%
361 Degrees International Ltd.	2,001,809	535,090	(a)
Anta Sports Products Ltd.	639,214	1,129,902	(a)
Cosmo Lady China Holdings Co., Ltd.	771,530	524,735	*(a)(b)
Grendene SA	158,330	910,651	(a)
Hosa International Ltd.	1,857,120	778,000	(a)
Le Saunda Holdings Ltd.	1,032,290	387,919	(a)

Total Textiles, Apparel & Luxury Goods		4,266,297

TOTAL CONSUMER DISCRETIONARY		20,006,158

CONSUMER STAPLES - 7.5%
Beverages - 0.9%
C&C Group PLC	189,790	829,817	(a)

Food & Staples Retailing - 3.7%
Greggs PLC	98,480	1,117,910	(a)
MARR SpA	65,900	1,167,438	(a)
Valor Co., Ltd.	59,802	1,056,082	(a)

Total Food & Staples Retailing		3,341,430

Food Products - 2.3%
Asian Citrus Holdings Ltd.	2,951,350	334,125	*(a)
Havfisk ASA	164,980	336,479	*(a)

See Notes to Schedule of Investments.

CLEARBRIDGE INTERNATIONAL SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY	SHARES	VALUE
Food Products - (continued)
Indofood Agri Resources Ltd.	898,270	$487,988	(a)
Koninklijke Wessanen NV	111,560	708,682	(a)
Labixiaoxin Snacks Group Ltd.	1,102,860	138,845	*(a)

Total Food Products		2,006,119

Tobacco - 0.6%
PT Wismilak Inti Makmur Tbk	11,359,401	570,531	(a)

TOTAL CONSUMER STAPLES		6,747,897

ENERGY - 2.8%
Energy Equipment & Services - 0.7%
Shinko Plantech Co., Ltd.	88,501	620,987	(a)

Oil, Gas & Consumable Fuels - 2.1%
Gaztransport Et Technigaz SA	18,870	1,114,437	(a)
Hargreaves Services PLC	48,510	486,759	(a)
TransGlobe Energy Corp.	72,850	302,235

Total Oil, Gas & Consumable Fuels		1,903,431

TOTAL ENERGY		2,524,418

FINANCIALS - 9.9%
Banks - 2.8%
Banco Latinoamericano de Comercio Exterior SA	27,284	821,249
DGB Financial Group Inc.	63,007	648,289	(a)
OFG Bancorp	62,960	1,048,284

Total Banks		2,517,822

Capital Markets - 3.5%
Anima Holding SpA	222,410	1,120,276	*(a)(b)
Ichiyoshi Securities Co., Ltd.	63,310	682,838	(a)
KIWOOM Securities Co., Ltd.	15,647	650,496	(a)
Korea Investment Holdings Co., Ltd.	14,610	641,971	(a)

Total Capital Markets		3,095,581

Diversified Financial Services - 0.5%
Hellenic Exchanges - Athens Stock Exchange SA Holding	77,070	433,209	*(a)

Insurance - 0.9%
Greenlight Capital Re Ltd., Class A Shares	25,140	820,821	*

Real Estate Investment Trusts (REITs) - 2.2%
Frasers Commercial Trust	475,610	507,595	(a)
Irish Residential Properties REIT PLC	485,000	621,390	*(a)
Lar Espana Real Estate Socimi SA	79,870	886,264	*(a)

Total Real Estate Investment Trusts (REITs)		2,015,249

TOTAL FINANCIALS		8,882,682

HEALTH CARE - 4.0%
Health Care Equipment & Supplies - 0.5%
Nikkiso Co., Ltd.	47,514	440,707	(a)

Health Care Providers & Services - 0.3%
HAEMATO AG	52,080	263,565	(a)

Pharmaceuticals - 3.2%
Almirall SA	66,750	1,103,245	*(a)
China Shineway Pharmaceutical Group Ltd.	456,210	689,634	(a)
PT Tempo Scan Pacific Tbk	4,674,305	1,078,310	(a)

Total Pharmaceuticals		2,871,189

TOTAL HEALTH CARE		3,575,461

INDUSTRIALS - 21.9%
Air Freight & Logistics - 1.1%
CTT-Correios de Portugal SA	50,730	488,984	(a)

See Notes to Schedule of Investments.

CLEARBRIDGE INTERNATIONAL SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY	SHARES	VALUE
Air Freight & Logistics - (continued)
Wincanton PLC	200,350	$505,984	*(a)

Total Air Freight & Logistics		994,968

Building Products - 2.8%
Maezawa Kasei Industries Co., Ltd.	43,507	433,978	(a)
Sankyo Tateyama Inc.	39,304	722,032	(a)
Tarkett SA	31,940	689,668	(a)
Wienerberger AG	46,600	641,955	(a)

Total Building Products		2,487,633

Commercial Services & Supplies - 2.4%
Aeon Delight Co., Ltd.	35,353	820,535	(a)
Shanks Group PLC	636,332	984,638	(a)
Séché Environnement	13,333	320,677	(a)

Total Commercial Services & Supplies		2,125,850

Construction & Engineering - 2.5%
China Singyes Solar Technologies Holdings Ltd.	615,930	854,223	*(a)
Daelim Industrial Co.	7,712	457,917	(a)
Heijmans NV	68,820	741,080	(a)
Mudajaya Group Bhd	352,496	145,265	(a)

Total Construction & Engineering		2,198,485

Electrical Equipment - 4.2%
Endo Lighting Corp.	58,552	641,063	(a)
Nitto Kogyo Corp.	50,322	979,608	(a)
Saft Groupe SA	39,648	1,200,013	(a)
Zumtobel Group AG	40,940	922,124	(a)

Total Electrical Equipment		3,742,808

Machinery - 2.7%
China CNR Corp., Ltd., Class H Shares	627,500	656,317	*(a)(b)
Danieli & C Officine Meccaniche SpA	23,390	578,697	(a)
Meidensha Corp.	176,140	553,729	(a)
Meyer Burger Technology AG	98,160	633,335	*(a)

Total Machinery		2,422,078

Marine - 1.2%
D/S Norden A/S	28,840	608,246	(a)
Diana Shipping Inc.	73,680	494,393	*

Total Marine		1,102,639

Professional Services - 2.5%
FULLCAST Holdings Co., Ltd.	202,840	805,940	(a)
Outsourcing Inc.	52,518	770,850	(a)
Quick Co., Ltd.	94,610	650,111	(a)

Total Professional Services		2,226,901

Road & Rail - 0.7%
Sixt SE	17,050	659,632	(a)

Transportation Infrastructure - 1.8%
Anhui Expressway Co., Ltd.	1,235,320	828,689	(a)
Yuexiu Transport Infrastructure Ltd.	1,268,813	771,410	(a)

Total Transportation Infrastructure		1,600,099

TOTAL INDUSTRIALS		19,561,093

INFORMATION TECHNOLOGY - 18.3%
Communications Equipment - 0.5%
Icom Inc.	20,166	485,095	(a)

Electronic Equipment, Instruments & Components - 7.1%
Datalogic SpA	114,450	1,232,617	(a)
E2v Technologies PLC	327,161	880,187	(a)
Fabrinet	51,960	921,770	*
Kingboard Chemical Holdings Ltd.	268,710	450,834	(a)

See Notes to Schedule of Investments.

CLEARBRIDGE INTERNATIONAL SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY	SHARES	VALUE
Electronic Equipment, Instruments & Components - (continued)
Laird PLC	180,279	$865,016	(a)
Oki Electric Industry Co., Ltd.	314,680	603,972	(a)
Orbotech Ltd.	43,810	648,388	*
SiiX Corp.	36,501	766,109	(a)

Total Electronic Equipment, Instruments & Components		6,368,893

Internet Software & Services - 1.1%
Pacific Online Ltd.	2,047,080	953,808	(a)

IT Services - 3.4%
Indra Sistemas SA	58,683	568,571	(a)
Mobilians Co., Ltd.	39,534	517,646	*(a)
Poletowin Pitcrew Holdings Inc.	37,070	253,880	(a)
Travelsky Technology Ltd., Class H Shares	674,490	724,703	(a)
Zuken Inc.	99,210	1,002,422	(a)

Total IT Services		3,067,222

Office Electronics - 0.7%
Neopost SA	10,470	594,252	(a)

Semiconductors & Semiconductor Equipment - 1.6%
Aixtron SE	60,070	680,942	*(a)
Suess MicroTec AG	123,910	704,536	*(a)

Total Semiconductors & Semiconductor Equipment		1,385,478

Software - 2.2%
SDL PLC	118,970	764,183	*(a)
SRA Holdings Inc.	42,328	508,861	(a)
Sword Group	31,671	670,088	(a)

Total Software		1,943,132

Technology Hardware, Storage & Peripherals - 1.7%
Bluecom Co., Ltd.	53,782	681,094	(a)
Wincor Nixdorf AG	17,050	829,165	(a)

Total Technology Hardware, Storage & Peripherals		1,510,259

TOTAL INFORMATION TECHNOLOGY		16,308,139

MATERIALS - 11.4%
Chemicals - 2.0%
Incitec Pivot Ltd.	374,895	969,433	(a)
Yingde Gases Group Co.	1,153,290	808,098	(a)

Total Chemicals		1,777,531

Construction Materials - 1.5%
Dongpeng Holdings Co., Ltd.	1,559,307	580,730	(a)
Italcementi SpA	127,283	760,571	(a)

Total Construction Materials		1,341,301

Containers & Packaging - 0.9%
AMVIG Holdings Ltd.	555,641	239,519	(a)
RPC Group PLC	71,420	553,380	(a)

Total Containers & Packaging		792,899

Metals & Mining - 7.0%
APERAM	27,250	797,707	*(a)
Asahi Holdings Inc.	43,830	676,289	(a)
BlueScope Steel Ltd.	119,740	542,222	*(a)
Dominion Diamond Corp.	52,440	942,006	*
Eramet	6,900	635,590	*(a)
Nyrstar	116,030	411,091	*(a)
Sims Metal Management Ltd.	76,450	745,409	(a)
Tokyo Steel Manufacturing Co., Ltd.	183,060	1,127,162	(a)

See Notes to Schedule of Investments.

CLEARBRIDGE INTERNATIONAL SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY			SHARES	VALUE
Metals & Mining - (continued)
Troy Resources Ltd.			1,020,000	$383,811	*(a)

Total Metals & Mining				6,261,287

TOTAL MATERIALS				10,173,018

TOTAL COMMON STOCKS (Cost - $92,857,572)				87,778,866

		EXPIRATION DATE	RIGHTS
RIGHTS - 0.1%
RPC Group PLC (Cost - $0)		1/7/15	23,807	65,120	*

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $92,857,572)				87,843,986

	RATE		SHARES
SHORT-TERM INVESTMENTS - 1.3%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $1,157,145)	0.060%		1,157,145	1,157,145

TOTAL INVESTMENTS - 99.6% (Cost - $94,014,717#)				89,001,131
Other Assets in Excess of Liabilities - 0.4%				328,400

TOTAL NET ASSETS - 100.0%				$89,329,531

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

REIT	— Real Estate Investment Trust

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge International Small Cap Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks:
Energy	$302,235	$2,222,183	—	2,524,418
Financials	2,690,354	6,192,328	—	8,882,682
Industrials	494,393	18,410,383	$656,317	19,561,093
Information technology	1,570,158	14,737,981	—	16,308,139
Materials	942,006	9,231,012	—	10,173,018
Other common stocks	—	30,329,516	—	30,329,516
Rights	—	65,120	—	65,120

Total long-term investments	$5,999,146	$81,188,523	$656,317	$87,843,986

Short-term investments†	1,157,145	—	—	1,157,145

Total investments	$7,156,291	$81,188,523	$656,317	$89,001,131

Other financial instruments:
Forward foreign currency contracts	—	$44,398	—	$44,398

Total	$7,156,291	$81,232,921	$656,317	$89,045,529

†	See Schedule of Investments for additional detailed categorizations.

For the period ended December 31, 2014, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At December 31, 2014, securities valued at $81,123,403 were temporarily transferred from Level 1 to Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

2. Investments

At December 31, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$5,565,977
Gross unrealized depreciation	(10,579,563)

Net unrealized depreciation	$(5,013,586)

At December 31, 2014, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	2,586,469	EUR	2,100,000	State Street Bank & Trust Co.	3/5/15	$43,957
USD	2,080,280	JPY	249,000,000	State Street Bank & Trust Co.	3/5/15	441

Total						$44,398

Abbreviations used in this table:

EUR	— Euro
JPY	— Japanese Yen
USD	— United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	February 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	February 25, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	February 25, 2015